Leasing Arrangements	12 Months Ended
Dec. 31, 2024
Leasing Arrangements [Abstract]
LEASING ARRANGEMENTS

NOTE 11 — LEASING ARRANGEMENTS

Operating Leases

The Company’s operating lease assets primarily represent the lease of office space and facilities where the Company conducts its operations with the weighted average lease term of 4.2 and 9.6 years as of December 31, 2024 and 2023, respectively. The operating leases have lease terms up to 7.4 and 18.6 years as of December 31, 2024 and 2023, respectively. The weighted average discount rate used to calculate the present value of lease payments was 6.67% and 6.79% as of December 31, 2024 and 2023, respectively. During the years ended December 31, 2024 and 2023, the total operating lease expense was $24,785 and $21,964, respectively. During the years ended December 31, 2024 and 2023, $2,455 and $2,144, respectively, of operating lease expense were attributable to variable lease expenses. Operating lease expense is included in selling, general and administrative expenses in the consolidated statements of operations.

During the years ended December 31, 2024 and 2023, cash payments against operating lease liabilities totaled $24,171 and $19,868, respectively, and non-cash lease expense transactions totaled $6,057 and $6,007, respectively. Cash flows from operating leases are classified as net cash flows from operating activities in the accompanying consolidated statements of cash flows.

As of December 31, 2024, maturities of operating lease liabilities were as follows:

Operating Leases
Year ending December 31:
2025	$20,923
2026	15,304
2027	11,160
2028	9,557
2029	5,422
Thereafter	4,317
Total lease payments	66,683
Less: imputed interest	(8,184)
Total lease liability	$58,499

Finance Leases

The Company’s financing lease assets primarily represent the lease of vehicles for the Company’s subsidiary bebe. As of December 31, 2024, finance lease assets of $3,538 are included in prepaid expenses and other assets with the related liabilities of $3,723 included in accrued expenses and other liabilities in the consolidated balance sheets.

As of December 31, 2024 and 2023, the Company did not have any significant leases executed but not yet commenced.